UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	3/31/18

Item 1 - Schedule of Investments - March 31, 2018 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 129.40% (d)(f)
Aerospace & Defense - 1.36%
245	Bombardier, Inc., Senior Notes,
	8.75%, 12/01/21 (g)	Caa1	269
425	Huntington Ingalls Industries, Senior Notes,
	5%, 11/15/25 (g)	Baa3	446
1,800	Standard Aero Aviation Holdings Inc., Senior Notes,
	10%, 07/15/23 (g)	Caa2	1,951
465	Triumph Group Inc., Senior Notes,
	7.75%, 08/15/25	B3	475
			3,141

Airlines - .05%
106	American Airlines Group, Senior Notes,
	5.625%, 07/15/22 (g)	(e)	108

Automotive - 2.65%
325	Allison Transmission, Inc., Senior Notes,
	5%, 10/01/24 (g)	Ba3	322
1,680	American Axle and Manufacturing, Inc., Senior Notes,
	6.25%, 04/01/25	B2	1,676
220	Aston Martin Capital Holdings, Senior Notes,
	6.50%, 04/15/22 (g)	B2	229
235	Group 1 Automotive, Inc., Senior Notes,
	5.25%, 12/15/23 (g)	Ba2	235
215	Sonic Automotive, Inc., Senior Subordinated Notes,
	5%, 05/15/23	B2	204
3,355	Tesla Inc., Senior Notes,
	5.30%, 08/15/25 (g)	Caa1	2,927
500	Titan International, Inc., Senior Notes,
	6.50%, 11/30/23 (g)	B3	513
			6,106

Broadcasting - 3.95%
390	AMC Networks, Inc., Senior Notes,
	4.75%, 08/01/25	Ba3	374
970	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	6.50%, 11/15/22	B2	987
665	Clear Channel Worldwide Holdings, Inc., Senior Subordinated
	Notes, 7.625%, 03/15/20	Caa1	663
895	iHeart Communications, Inc., Senior Notes,
	9%, 12/15/19 (a)(b)	Caa2	706
780	iHeart Communications, Inc., Senior Notes,
	9%, 09/15/22 (a)(b)	Caa2	612
475	Lin Television Corporation, Senior Notes,
	5.875%, 11/15/22	B3	489
1,925	MDC Partners, Inc., Senior Notes,
	6.50%, 05/01/24 (g)	B3	1,887
250	Outfront Media Capital LLC, Senior Notes,
	5.625%, 02/15/24	B1	250
275	E.W. Scripps Company, Senior Notes,
	5.125%, 05/15/25 (g)	B1	256
1,305	Sirius XM Radio, Inc., Senior Notes,
	5%, 08/01/27 (g)	Ba3	1,228
700	Townsquare Media, Inc., Senior Notes,
	6.50%, 04/01/23 (g)	B3	658
500	Univision Communications, Inc., Senior Notes,
	5.125%, 05/15/23 (g)	B2	476
550	Univision Communications, Inc., Senior Notes,

	5.125%, 02/15/25 (g)	B2	512
			9,098

Building & Real Estate - 3.08%
1,280	Five Point Operating Company, L.P., Senior Notes,
	7.875%, 11/15/25 (g)	B3	1,280
380	Greystar Real Estate Partners, LLC, Senior Notes,
	5.75%, 12/01/25 (g)	B2	379
2,360	Howard Hughes Corporation, Senior Notes,
	5.375%, 03/15/25 (g)	Ba3	2,331
350	Shea Homes Limited Partnership, Senior Notes,
	5.875%, 04/01/23 (g)	B1	354
425	Taylor Morrison Communities, Inc., Senior Notes,
	5.875%, 04/15/23 (g)	B1	434
990	Weekley Homes LLC, Senior Notes,
	6.625%, 08/15/25 (g)	B3	976
310	William Lyon Homes, Inc., Senior Notes,
	5.875%, 01/31/25	B2	301
350	William Lyon Homes, Inc., Senior Notes,
	6%, 09/01/23 (g)	B2	349
675	William Lyon Homes, Inc., Senior Notes,
	7%, 08/15/22	B2	690
			7,094

Building Products -.61%
285	Beacon Escrow Corporation, Senior Notes,
	4.875%, 11/01/25 (g)	B3	271
295	Jeld-Wen Inc., Senior Notes,
	4.625%, 12/15/25 (g)	B1	283
275	Masonite International Corporation, Senior Notes,
	5.625%, 03/15/23 (g)	Ba3	283
295	New Enterprise Stone and Lime Company, Inc., Senior Notes,
	6.25%, 03/15/26 (g)	B2	295
290	Summit Materials LLC, Senior Notes,
	5.125%, 06/01/25 (g)	B3	281
			1,413

Cable Operators - 13.62%
375	Altice Financing S.A., Senior Notes,
	6.625%, 02/15/23 (g)	B1	371
2,005	Altice Financing S.A., Senior Notes,
	7.50%, 05/15/26 (g)	B1	1,965
2,100	Altice Financing S.A., Senior Notes,
	8.125%, 01/15/24 (g)	B3	2,179
2,890	Altice Luxembourg S.A., Senior Notes,
	7.625%, 02/15/25 (g)	B3	2,471
945	Altice Luxembourg S.A., Senior Notes,
	7.75%, 05/15/22 (g)	B3	876
40	Block Communications, Inc., Senior Notes,
	6.875%, 02/15/25 (g)	Ba3	40
475	C&W Senior Financing Designated Activity, Senior Notes,
	6.875%, 09/15/27 (g)	B2	474
2,260	CCO Holdings, LLC, Senior Notes,
	5.00%, 02/01/28 (g)	B1	2,122
2,375	CCO Holdings, LLC, Senior Notes,
	5.50%, 05/01/26 (g)	B1	2,322
1,215	Cequel Communications Holdings I, LLC, Senior Notes,
	7.75%, 07/15/25 (g)	Caa1	1,285
1,300	CSC Holdings, LLC, Senior Notes,
	6.625%, 10/15/25 (g)	Ba2	1,341
3,740	CSC Holdings, LLC, Senior Notes,

	10.875%, 10/15/25 (g)	B2	4,390
1,190	Dish DBS Corporation, Senior Notes,
	6.75%, 06/01/21	Ba3	1,199
1,210	Dish DBS Corporation, Senior Notes,
	7.75%, 07/01/26	Ba3	1,134
700	Netflix, Inc., Senior Notes,
	4.875%, 04/15/28 (g)	B1	679
360	Netflix, Inc., Senior Notes,
	5.75%, 03/01/24	B1	375
455	Radiate Holdco, Senior Notes,
	6.875%, 02/15/23 (g)	(e)	440
900	Unitymedia Hessen GmbH & Company, Senior Notes,
	5%, 01/15/25 (g)	Ba3	912
1,305	Unitymedia Kabel BW GmbH, Senior Notes,
	6.125%, 01/15/25 (g)	B3	1,365
950	UPCB Finance IV Ltd, Senior Notes,
	5.375%, 01/15/25 (g)	Ba3	917
185	Videotron Ltd., Senior Notes,
	5.125%, 04/15/27 (g)	Ba2	181
925	Virgin Media Secured Finance, Plc, Senior Notes,
	5.25%, 01/15/26 (g)	Ba3	887
950	Virgin Media Secured Finance, Plc, Senior Notes,
	5.50%, 08/15/26 (g)	Ba3	923
100	Virgin Media Secured Finance, Plc, Senior Notes,
	6.25%, 03/28/29 (GBP)	Ba3	148
1,320	VTR Finance B.V., Senior Notes,
	6.875%, 01/15/24 (g)	B1	1,373
1,075	Ziggo Bond Finance B.V., Senior Notes,
	6%, 01/15/27 (g)	B3	1,001
			31,370

Chemicals - 3.09%
390	Consolidated Energy Finance, Senior Notes,
	6.75%, 10/15/19 (g)	B2	395
420	Consolidated Energy Finance, Senior Notes,
	6.875%, 06/15/25 (g)	B2	442
2,160	CVR Partners, L.P., Senior Notes,
	9.25%, 06/15/23 (g)	B2	2,300
650	Ineos Group Holdings S.A., Senior Notes,
	5.625%, 08/01/24 (g)	B1	657
950	Kissner Holdings L.P., Senior Notes,
	8.375%, 12/01/22 (g)	B3	973
160	Koppers, Inc., Senior Notes,
	6%, 02/15/25 (g)	B1	164
65	Kraton Polymers LLC, Senior Notes,
	7%, 4/15/25 (g)	B3	67
330	Platform Specialty Products Corporation, Senior Notes,
	5.875%, 12/01/25 (g)	Caa1	322
475	Platform Specialty Products Corporation, Senior Notes,
	6.50%, 02/01/22 (g)	Caa1	483
220	PQ Corporation, Senior Notes,
	5.75%, 12/15/25 (g)	Caa1	217
350	PQ Corporation, Senior Notes,
	6.75%, 11/15/22 (g)	B2	368
40	Rayonier A.M. Products, Inc., Senior Notes,
	5.50%, 06/01/24 (g)	B1	39
665	Univar, Inc., Senior Notes,
	6.75%, 07/15/23 (g)	B3	686
			7,113

Consumer Products - 2.19%
135	American Greetings Corporation, Senior Notes,
	7.875%, 02/15/25 (g)	B3	136

1,475	Avon International, Operating Company, Senior Notes,
	7.875%, 08/15/22 (g)	Ba1	1,512
350	Central Garden and Pet Company, Senior Notes,
	5.125%, 02/01/28	B1	332
485	Coty, Inc.,Senior Notes,
	6.50%, 04/15/26 (g)	(e)	485
1,675	Lifetime Fitness, Inc., Senior Notes,
	8.50%, 06/15/23 (g)	Caa1	1,752
540	Prestige Brands, Inc., Senior Notes,
	6.375%, 03/01/24 (g)	Caa1	553
265	Tempur Sealy International, Inc., Senior Notes,
	5.625%, 10/15/23	B1	266
			5,036

Container - 3.68%
1,225	ARD Finance S.A., Senior Notes,
	7.125%, 09/15/23	Caa2	1,271
1,580	Ardagh Packaging Finance plc, Senior Notes,
	7.25%, 05/15/24 (g)	B3	1,681
1,650	BWAY Holding Company, Inc., Senior Notes,
	7.25%, 04/15/25 (g)	Caa2	1,683
100	Crown Cork and Seal Company, Inc., Senior Notes,
	7.375%, 12/15/26	B1	112
565	Horizon Parent Holdings, Senior Notes,
	8.25%, 02/15/22 (g) (EUR)	(e)	735
970	Kleopatra Holdings 1 S.C.A., Senior Notes,
	8.50%, 06/30/23 (EUR)	(e)	1,058
325	Pactiv Corporation, Senior Notes,
	7.95%, 12/15/25	Caa1	362
1,500	Reynolds Group Issuer, Inc., Senior Notes,
	7%, 07/15/24 (g)	Caa1	1,568
			8,470

Energy - 20.17%
275	Archrock Partners, Senior Notes,
	6%, 04/01/21	B3	274
1,123	Archrock Partners, Senior Notes,
	6%, 10/01/22	B3	1,117
605	Berry Petroleum Company, LLC, Senior Notes,
	7%, 02/15/26 (g)	B3	608
415	Carrizo Oil & Gas, Inc., Senior Notes,
	8.25%, 07/15/25	B3	435
525	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	5.875%, 03/31/25	Ba3	549
800	Cheniere Corpus Christi Holdings, LLC, Senior Notes,
	7%, 06/30/24	Ba3	884
375	Chesapeake Energy Corp., Senior Notes,
	6.125%, 02/15/21	Caa1	375
335	Chesapeake Energy Corp., Senior Notes,
	8%, 06/15/27 (g)	Caa1	320
785	Covey Park Energy, LLC, Senior Notes,
	7.50%, 05/15/25 (g)	B3	781
900	Crestwood Midstream Partners, L.P., Senior Notes,
	6.25%, 04/01/23	B1	907
1,190	CrownRock, L.P., Senior Notes,
	5.625%, 10/15/25 (g)	B3	1,178
700	CSI Compressco LP, Senior Notes,
	7.25%, 08/15/22	Caa2	655
580	CSI Compressco LP, Senior Notes,
	7.50%, 04/01/25 (g)	B1	586
1,105	DCP Midstream, LLC, Senior Notes,
	5.85%, 05/21/43 (g)	B1	1,044
795	DCP Midstream, LLC, Senior Notes,
	6.75%, 09/15/37 (g)	Ba2	871

650	DCP Midstream, LLC, Senior Notes,
	7.375%, (h)	B1	648
250	DCP Midstream, LLC, Senior Notes,
	8.125%, 08/16/30	Ba2	304
225	DCP Midstream LLC, Senior Notes,
	9.75%, 03/15/19 (g)	Ba2	237
240	Endeavor Energy Resources, L.P., Senior Notes.
	5.50%, 01/30/26 (g)	B3	238
240	Endeavor Energy Resources, L.P., Senior Notes.
	5.75%, 01/30/28 (g)	B3	239
954	Ensco PLC, Senior Notes,
	8%, 01/31/24	(e)	921
1,090	Exterran NRG Solutions, Senior Notes,
	8.125%, 05/01/25 (g)	B1	1,153
635	Ferrellgas, L.P., Senior Notes,
	6.50%, 05/01/21	B3	608
390	Ferrellgas, L.P., Senior Notes,
	6.75%, 01/15/22	B3	371
175	Ferrellgas, L.P., Senior Notes,
	6.75%, 06/15/23	B3	160
930	Frontera Energy Corporation, Senior Notes,
	10%, 11/02/21 (g)	(e)	1,039
270	Frontera Energy Corporation, Senior Notes,
	10%, 11/02/21	(e)	300
25	Frontera Energy Corporation, Senior Notes,
	10%, 11/02/21	(e)	28
405	Hess Corporation, Senior Notes,
	7.875%, 10/01/29	Ba1	493
720	Indigo Natural Resources, LLC, Senior Notes,
	6.875%, 02/15/26 (g)	B3	684
800	Kosmos Energy Ltd., Senior Notes,
	7.875%, 08/01/21 (g)	(e)	815
1,310	Kosmos Energy Ltd., Senior Notes,
	7.875%, 08/01/21 (g)	(e)	1,335
940	Matador Resources Company, Senior Notes,
	6.875%, 04/15/23	B3	978
765	MEG Energy Corporation, Senior Notes,
	6.50%, 01/15/25 (g)	B3	742
455	MEG Energy Corporation, Senior Notes,
	7%, 03/31/24 (g)	Caa2	375
310	Newfield Exploration Company, Senior Notes,
	5.375%, 01/01/26	Ba2	321
1,110	NGL Energy Partners L.P., Senior Notes,
	7.50%, 11/01/23	B2	1,113
330	Noble Holdings International, Ltd., Senior Notes,
	7.875%, 02/01/26 (g)	B2	325
595	Noble Holdings International, Ltd., Senior Notes,
	8.70%, 04/01/45	Caa1	490
790	Nustar Logistics, L.P., Senior Notes,
	5.625%, 04/28/27	Ba2	762
755	Pampa Energia, S.A., Senior Notes,
	7.50%, 01/24/27 (g)	B2	781
1,730	Parsley Energy, LLC, , Senior Notes,
	5.625%, 10/15/27 (g)	B2	1,724
570	PDC Energy, Senior Notes,
	5.75%, 05/15/26 (g)	B1	559
780	Petrobras Global Finance, Senior Notes,
	7.25%, 03/17/44	Ba3	797
1,350	Petrobras Global Finance, Senior Notes,
	7.375%, 01/17/27	Ba3	1,463
945	Petrobras Global Finance, Senior Notes,
	8.75%, 05/23/26	Ba3	1,107
445	Plains All American Pipeline L.P., Senior Notes,
	6.125%, (h)	Ba3	429
360	Rowan Companies, Inc., Senior Notes,

	7.375%, 06/15/25	B2	336
560	Sable Permian Resources, LLC, Senior Notes,
	7.125%, 11/01/20 (g)	Ca	417
815	Seven Generations Energy Ltd., Senior Notes,
	5.375%, 09/30/25 (g)	Ba3	781
625	Seven Generations Energy Ltd., Senior Notes,
	6.75%, 05/01/23 (g)	Ba3	643
680	Southwestern Energy Company, Senior Notes,
	6.70%, 01/23/25	B1	660
165	Summit Midstream Holdings, LLC, Senior Notes,
	5.50%, 08/15/22	B1	161
230	Summit Midstream Holdings, LLC, Senior Notes,
	5.75%, 04/15/25	B1	220
320	Summit Midstream Partners, LP, Senior Notes,
	9.50%, (h)	B3	325
615	Sunoco, LP, Senior Notes
	4.875%, 01/15/23 (g)	B1	597
245	Sunoco, LP, Senior Notes
	5.50%, 02/15/26 (g)	B1	236
1,150	Tallgrass Energy Partners, L.P., Senior Notes,
	5.50%, 09/15/24 (g)	Ba3	1,173
290	Tapstone Energy, LLC, Senior Notes,
	9.75%, 06/01/22 (g)	Caa1	242
575	Targa Resources Partners L.P., Senior Notes,
	5.125%, 02/01/25	Ba3	572
390	TransMontaigne Partners, L.P., Senior Notes
	6.125%, 02/15/26	B1	390
455	Transocean, Inc., Senior Notes,
	7.50%, 01/15/26 (g)	B1	448
335	Transocean, Inc., Senior Notes,
	9%, 07/15/23 (g)	B1	356
450	USA Compression Partners, L.P., Senior Notes,
	6.875%, 04/01/26 (g)	B3	456
1,320	Weatherford International Ltd., Senior Notes,
	7.75%, 06/15/21	Caa1	1,241
155	Weatherford International Ltd., Senior Notes,
	9.875%, 02/15/24	Caa1	141
1,084	WPX Energy, Inc., Senior Notes,
	8.25%, 08/01/23	B1	1,219
1,000	YPF Sociedad Anonima, Senior Notes,
	8.50%, 07/28/25 (g)	B2	1,095
1,090	YPF Sociedad Anonima, Senior Notes,
	8.50%, 03/23/21 (g)	B2	1,188
575	YPF Sociedad Anonima, Senior Notes,
	8.50%, 07/28/25	B2	630
730	YPF Sociedad Anonima, Senior Notes,
	8.75%, 04/04/24 (g)	B2	812
			46,462

Entertainment & Leisure - 1.55%
1,570	AMC Entertainment Holdings, Senior Subordinated Notes,
	5.75%, 06/15/25	B3	1,546
225	EMI Music Publishing Group, Senior Notes,
	7.625%, 06/15/24 (g)	B3	243
20	Live Nation Entertainment, Senior Notes,
	4.875%, 11/01/24 (g)	B1	19
465	Silversea Cruise Finance Ltd., Senior Notes,
	7.25%, 02/01/25 (g)	B2	493
645	Six Flags Entertainment Corporation, Senior Notes,
	5.50%, 04/15/27 (g)	B2	639
665	VOC Escrow Ltd., Senior Notes,
	5%, 02/15/28 (g)	Ba2	632
			3,572

Financial - 15.67%
910	Acrisure, LLC, Senior Notes,
	7%, 11/15/25(g)	Caa2	874

450	Aircastle Limited, Senior Notes,
	5.50%, 02/15/22	Ba1	469
780	Alliant Holdings Intermediate, LLC,
	8.25%, 08/01/23 (g)	Caa2	803
125	Ally Financial, Inc., Senior Notes,
	5.125%, 09/30/24	Ba3	128
1,550	Ally Financial, Inc., Senior Notes,
	5.75%, 11/20/25	(e)	1,597
619	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20	Ba3	672
695	Assured Partners, Inc., Senior Notes,
	7%, 08/15/25 (g)	Caa2	685
815	Avolon Holdings Funding Ltd., Senior Notes,
	5.50%, 01/15/23 (g)	Ba3	803
1,485	Banco Do Brasil S.A. (Cayman),
	9% (h)	B2	1,585
700	Barclays PLC,
	7.875%, (h)(GBP)	Ba2	1,068
805	BNP Paribas,
	7.375% (h)	Ba1	876
300	Cabot Financial (Luxembourg) S.A., Senior Notes,
	7.50%, 10/01/23 (g) (GBP)	B2	440
310	CIT Group, Inc., Senior Notes,
	4.125%, 03/09/21	Ba2	312
325	CIT Group, Inc., Senior Notes,
	5.25%, 03/07/25	Ba2	333
295	CIT Group, Inc., Subordinate Notes,
	6.125%, 03/09/28	Ba2	306
485	CNO Financial Group Inc., Senior Notes,
	5.25%, 05/30/25	Ba1	489
1,345	Credit Agricole S.A., Global Notes,
	7.875%, (g)(h)	(e)	1,461
655	Credit Suisse Group AG,
	7.125%, (h)	Ba2	686
500	Credit Suisse Group AG,
	7.50%, (g)(h)	(e)	541
340	DAE Funding, LLC, Senior Notes,
	4%, 08/01/20 (g)	Ba3	331
385	DAE Funding, LLC, Senior Notes,
	4.50%, 08/01/22 (g)	Ba3	364
405	DAE Funding, LLC, Senior Notes,
	5%, 08/01/24 (g)	Ba3	383
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,289
775	DNB Bank ASA, Senior Notes,
	6.50%, (h)	Baa3	806
645	Freedom Mortgage Corporation, Senior Notes,
	8.125%, 11/15/24 (g)	B2	661
2,200	Goldman Sachs Group, Inc.
	5.375%, (h)	Ba1	2,252
865	Hub Holdings LLC, Senior Notes,
	8.125%, 07/15/19 (g)	Caa2	865
450	Icahn Enterprises, Senior Notes,
	6%, 08/01/20	Ba3	458
800	ING Groep N.V., Senior Notes,
	6.875%, (h)	Ba1	841
1,555	Intesa San Paolo S.p.A.,
	7.70%, (g)(h)	Ba3	1,637
980	Itau Unibankco Holding S.A., Senior Notes,
	6.125%, (g)(h)	B2	961
325	Ladder Capital Finance Holdings LLLP, Senior Notes,
	5.875%, 08/01/21 (g)	Ba3	331
1,270	LPL Holdings, Inc., Senior Notes,
	5.75%, 09/15/25 (g)	B2	1,257
210	Navient Corporation, Senior Notes,

	6.125%, 03/25/24	Ba3	210
1,135	Navient Corporation, Senior Notes,
	6.50%, 06/15/22	Ba3	1,169
425	Navient Corporation, Senior Notes,
	7.25%, 09/25/23	Ba3	445
450	Navient Corporation, Senior Notes,
	8%, 03/25/20	Ba3	478
710	NFP Corp., Senior Notes,
	6.875%, 07/15/25 (g)	Caa2	698
335	Park Aerospace Holdings, Ltd., Senior Notes,
	4.50%, 03/15/23 (g)	Ba3	317
160	Park Aerospace Holdings, Ltd., Senior Notes,
	5.25%, 08/15/22 (g)	Ba3	156
395	Royal Bank of Scotland Group plc, Senior Notes,
	8.625%, (h)	Ba3	430
825	Societe Generale,
	7.375% (g)(h)	Ba2	877
360	Springleaf Finance Corporation, Senior Notes,
	5.625%, 03/15/23	(e)	354
690	Springleaf Finance Corporation, Senior Notes,
	6.875%, 03/15/25	B2	693
1,775	Standard Chartered PLC,
	7.50%, (g)(h)	Ba1	1,884
275	Starwood Property Trust, Senior Notes,
	5%, 12/15/21	Ba3	280
770	UBS Group AG, Senior Notes,
	7.125%, (h)	Ba1	810
705	UniCredit S.p.A.,
	8%, (h)	(e)	734
			36,099

Food/Tobacco - 2.63%
1,370	Chobani LLC., Senior Notes,
	7.50%, 04/15/25 (g)	Caa2	1,411
770	Cosan Luxembourg S.A., Senior Notes,
	7%, 01/20/27 (g)	Ba3	816
820	FAGE International S.A., Senior Notes,
	5.625%, 08/15/26 (g)	B1	766
330	Marb Bondco Plc, Senior Notes,
	7%, 03/15/24 (g)	(e)	309
315	Marfrig Holdings B.V., Senior Notes,
	8%, 06/08/23 (g)	B2	315
1,330	Minerva Luxembourg S.A., Senior Notes,
	6.50%, 09/20/26 (g)	(e)	1,271
485	Post Holdings, Inc., Senior Notes,
	5.625%, 01/15/28 (g)	B3	461
330	Post Holdings, Inc., Senior Notes,
	5.75%, 03/01/27 (g)	B3	326
335	Post Holdings, Inc., Senior Notes,
	8%, 07/15/25 (g)	B3	376
			6,051

Forest Products - .93%
1,150	Cascades, Inc., Senior Notes,
	5.75%, 07/15/23 (g)	Ba3	1,166
455	Mercer International, Inc., Senior Notes,
	5.50%, 01/15/26 (g)	B1	452
88	Mercer International, Inc., Senior Notes,
	7.75%, 12/01/22	B1	93
400	Norbord, Inc., Senior Notes,
	6.25%, 04/15/23 (g)	Ba1	424
			2,135

Gaming - 3.18%
1,095	Caesar’s Resorts, Senior Notes,
	5.25%, 10/15/25 (g)	B3	1,050
830	Codere Finance 2 Luxembourge S.A., Senior Notes,
	7.625%, 11/01/21 (g)	B2	840
330	Eldorado Resorts, Inc., Senior Notes,
	6%, 04/01/25	B3	335
875	Eldorado Resorts, Inc., Senior Notes,
	7%, 08/01/23	B3	926
1,185	International Game Technology Plc, Senior Notes,
	6.50%, 02/15/25 (g)	Ba2	1,265
600	MGM Resorts International, Senior Notes,
	6%, 03/15/23	Ba3	629
645	Scientific Games International Inc., Senior Notes,
	5%, 10/15/25 (g)	Ba3	629
1,205	Scientific Games International Inc., Senior Notes,
	10%, 12/01/22	Caa1	1,297
322	VICI Properties, Senior Notes,
	8%, 10/15/23	B1	357
			7,328

Healthcare - 11.53%
835	Avantor Inc., Senior Notes,
	9%, 10/01/25 (g)	Caa2	817
1,175	Centene Escrow Corporation, Senior Notes,
	6.125%, 02/15/24	Ba2	1,222
460	Change Healthcare Holdings LLC, Senior Notes,
	5.75%, 03/01/25 (g)	B3	454
1,255	CHS/Community Health Systems, Inc., Senior Notes,
	6.25%, 03/31/23	Ba3	1,156
850	DaVita Healthcare Partners, Inc., Senior Notes,
	5%, 05/01/25	Ba3	816
1,850	DaVita Healthcare Partners, Inc., Senior Notes,
	5.125%, 07/15/24	Ba3	1,804
230	Eagle Holding Company II, LLC, Senior Notes,
	7.625%, 05/15/22 (g)	Caa1	231
575	Endo Finance LLC, Senior Notes,
	6%, 02/01/25 (g)	B3	415
515	Endo Finance LLC, Senior Notes,
	7.25%, 01/15/22 (g)	B3	447
3,125	HCA, Inc., Senior Notes,
	5.25%, 06/15/26	Ba1	3,164
275	Hill-Rom Holdings, Inc., Senior Notes,
	5.75%, 09/01/23 (g)	B1	285
625	Kindred Healthcare, Inc., Senior Notes,
	8%, 01/15/20	B3	664
930	Kinetic Concepts, Senior Notes,
	12.50%, 11/01/21 (g)	Caa1	1,051
650	MEDNAX, Inc., Senior Notes,
	5.25%, 12/01/23 (g)	Ba2	655
450	Molina Healthcare, Inc., Senior Notes,
	5.375%, 11/15/22	B3	444
225	MPH Acquisition Holdings, Senior Notes,
	7.125%, 06/01/24 (g)	Caa1	232
590	MPT Operating Partnership, L.P., Senior Notes,
	5%, 10/15/27	Ba1	577
450	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 03/01/24	Ba1	473
450	Ortho-Clinical Diagnostics SA, Senior Notes,
	6.625%, 05/15/22 (g)	Caa2	443
425	Polaris Intermediate Corporation, Senior Notes,
	8.50%, 12/01/22 (g)	Caa2	433
425	Surgery Center Holdings, Senior Notes,
	8.875%, 04/15/21 (g)	Caa2	442
660	Team Health Holdings, Inc., Senior Notes,

	6.375%, 02/01/25 (g)	Caa2	564
655	Tenet Healthcare Corporation, Senior Notes,
	5.125%, 05/01/25 (g)	Ba3	629
1,332	Tenet Healthcare Corporation, Senior Notes,
	6.75%, 06/15/23	Caa1	1,307
275	Tenet Healthcare Corporation, Senior Notes,
	7.50%, 01/01/22 (g)	Ba3	289
1,400	Tenet Healthcare Corporation, Senior Notes,
	8.125%, 04/01/22	Caa1	1,460
1,330	Teva Pharma Finance Netherlands III BV, Senior Notes,
	6%, 04/15/24 (g)	(e)	1,290
295	Teva Pharma Finance Netherlands III BV, Senior Notes,
	6.75%, 03/01/28 (g)	(e)	291
490	Valeant Pharmaceuticals International, Senior Notes,
	5.50%, 11/01/25 (g)	Ba3	477
2,095	Valeant Pharmaceuticals International, Senior Notes,
	7%, 03/15/24 (g)	Ba3	2,179
835	Valeant Pharmaceuticals International, Senior Notes,
	7.50%, 07/15/21 (g)	Caa1	841
620	Valeant Pharmaceuticals International, Senior Notes,
	9%, 12/15/25 (g)	Caa1	617
400	Valeant Pharmaceuticals International, Senior Notes,
	9.25%, 04/01/26 (g)	Caa1	398
			26,567

Information Technology - 5.90%
1,100	Advanced Micro Devices, Inc., Senior Notes,
	7%, 07/01/24	B3	1,152
620	CDK Global, Inc., Senior Notes,
	4.875%, 06/01/27 (g)	Ba1	597
1,625	CommScope Technologies LLC, Senior Notes,
	6%, 06/15/25 (g)	Ba3	1,686
325	Dell International LLC, Senior Notes,
	5.875%, 06/15/21 (g)	Ba2	334
525	Dell International LLC, Senior Notes,
	7.125%, 06/15/24(g)	Ba2	560
785	EIG Investors Corporation, Senior Notes,
	10.875%, 02/01/24	Caa1	856
450	Qorvo, Inc., Senior Notes,
	7%, 12/01/25	Ba1	488
500	Riverbed Technology, Inc., Senior Notes,
	8.875%, 03/01/23 (g)	Caa1	475
575	RP Crown Parent LLC, Senior Notes,
	7.375%, 10/15/24 (g)	Caa1	589
2,150	Solera, LLC, Senior Notes,
	10.50%, 03/01/24 (g)	Caa1	2,392
350	SS&C Technologies Holdings, Inc., Senior Notes,
	5.875%, 07/15/23	B2	368
55	Verisign, Inc., Senior Notes,
	5.25%, 04/01/25	Ba1	56
1,200	Veritas Bermuda Ltd., Senior Notes,
	7.50%, 02/01/23 (g)	B2	1,206
2,395	Veritas Bermuda Ltd., Senior Notes,
	10.50%, 02/01/24 (g)	Caa2	2,245
600	Western Digital Corporation, Senior Notes,
	4.75%, 02/15/26	Baa3	599
			13,603

Manufacturing - 1.88%
930	Apex Tool Group, LLC, Senior Notes,
	9%, 02/15/23 (g)	Caa1	925
180	Park-Ohio Industries, Inc., Senior Notes,
	6.625%, 04/15/27	B3	187

1,055	Sensata Technologies UK Financing Company plc, Senior
	Notes, 6.25%, 02/15/26 (g)	Ba3	1,109
700	SPX Flow, Inc, Senior Notes,
	5.625%, 08/15/24 (g)	B1	710
700	SPX Flow, Inc, Senior Notes,
	5.875%, 08/15/26 (g)	B1	718
510	Tennant Company, Senior Notes,
	5.625%, 05/01/25	B2	520
150	Welbilt, Inc., Senior Notes,
	9.50%, 02/15/24	Caa1	168
			4,337

Metals & Mining - 9.17%
670	AK Steel Corporation, Senior Notes,
	6.375%, 10/15/25	B3	635
435	Alliance Resource Operating Partners, L.P., Senior Notes
	7.50%, 05/01/25 (g)	B1	458
40	ArcelorMittal, Senior Notes,
	7%, 03/01/41	Ba1	46
495	ArcelorMittal, Senior Notes,
	7.25%, 10/15/39	Ba1	584
1,745	Big River Steel, LLC, Senior Notes,
	7.25%, 09/01/25 (g)	B3	1,813
250	Constellium N.V., Senior Notes,
	5.75%, 05/15/24 (g)	B3	247
505	Constellium N.V., Senior Notes,
	5.875%, 02/15/26 (g)	B3	502
1,005	Constellium N.V., Senior Notes,
	6.625%, 03/01/25 (g)	B3	1,019
595	First Quantum Minerals, LLC, Senior Notes,
	6.50%, 03/01/24 (g)	(e)	564
400	First Quantum Minerals, LLC, Senior Notes,
	7.25%, 04/01/23 (g)	B3	396
200	First Quantum Minerals, LLC, Senior Notes,
	7.50%, 04/01/25 (g)	B3	197
345	FMG Resources Pty. Ltd., Senior Notes,
	4.75%, 05/15/22 (g)	Ba1	342
610	FMG Resources Pty. Ltd., Senior Notes,
	5.125%, 05/15/24 (g)	Ba1	604
505	FMG Resources Pty. Ltd., Senior Notes,
	5.125%, 03/15/23 (g)	Ba1	502
1,265	Freeport McMoran, Inc., Senior Notes,
	5.40%, 11/14/34	Ba2	1,202
1,225	Freeport McMoran, Inc., Senior Notes,
	5.45%, 03/15/43	Ba2	1,127
345	HudBay Minerals, Inc., Senior Notes,
	7.25%, 01/15/23 (g)	B3	359
1,450	HudBay Minerals, Inc., Senior Notes,
	7.625%, 01/15/25 (g)	B3	1,541
395	New Gold Inc., Senior Notes,
	6.375%, 05/15/25 (g)	B3	404
415	Northwest Acquisitions ULC, Senior Notes,
	7.125%, 11/01/22 (g)	Ba3	423
325	Novelis, Inc., Senior Notes,
	5.875%, 09/30/26 (g)	B2	320
1,617	Novelis, Inc., Senior Notes,
	6.25%, 08/15/24 (g)	B2	1,657
1,550	Ryerson Inc., Senior Secured Notes,
	11%, 05/15/22 (g)	Caa1	1,709
480	Stillwater Mining Company, Senior Notes,
	7.125%, 06/27/25	Ba2	486
300	Teck Resources Limited, Senior Notes,
	6%, 08/15/40	Ba3	310
390	Teck Resources Limited, Senior Notes,

	6.25%, 07/15/41	Ba3	413
705	TMS International Corporation, Senior Notes,
	7.25%, 08/15/25 (g)	Caa1	739
665	United States Steel Corporation, Senior Notes,
	6.875%, 08/15/25	B2	684
1,675	Zekelman Industries, Senior Notes,
	9.875%, 06/15/23 (g)	Caa1	1,843
			21,126

Other Telecommunications - 2.14%
625	Century Link Inc., Senior Notes,
	7.50%, 04/01/24	B2	628
485	Equinix, Inc., Senior Notes,
	5.375%, 05/15/27	B1	492
335	Frontier Communications Corporation, Senior Notes,
	8.50%, 04/01/26 (g)	B3	325
425	GTT Communications, Inc., Senior Notes,
	7.875%, 12/31/24 (g)	Caa1	428
350	Level 3 Communications, Inc., Senior Notes,
	5.75%, 12/01/22	B1	349
225	Level 3 Financing, Inc., Senior Notes,
	5.25%, 03/15/26	Ba3	212
275	Level 3 Financing, Inc., Senior Notes,
	5.375%, 05/01/25	Ba3	267
590	Rackspace Hosting, Inc., Senior Notes,
	8.625%, 11/15/24 (g)	B3	583
245	Zayo Group, LLC, Global Notes,
	5.75%, 01/15/27 (g)	B3	239
1,370	Zayo Group, LLC, Global Notes,
	6.375%, 05/15/25	B3	1,415
			4,938

Publishing - .97%
250	Harland Clarke Holdings Corporation, Senior Notes,
	6.875%, 03/01/20 (g)	B1	253
935	Harland Clarke Holdings Corporation, Senior Notes,
	8.375%, 08/15/22 (g)	B1	954
420	Harland Clarke Holdings Corporation, Senior Notes,
	9.25%, 03/01/21 (g)	Caa1	433
570	Meredith Corporation, Senior Notes,
	6.875%, 02/01/26 (g)	B3	584
			2,224

Real Estate Investment Trust Securities - .28%
645	VEREIT Operating Partnership, L.P., Senior Securities,
	4.875%, 06/01/26	Baa3	654

Restaurants - 1.26%
425	1011778 B.C. United Liability Company, Senior Notes,
	4.625%, 01/15/22 (g)	Ba3	426
485	1011778 B.C. United Liability Company, Senior Notes,
	5%, 10/15/25 (g)	B3	463
575	Seminole Hard Rock Entertainment Inc., Senior Notes,
	5.875%, 05/15/21 (g)	B2	574
723	YUM Brands, Inc., Senior Notes,
	5.35%, 11/01/43	B2	657
730	YUM Brands, Inc., Senior Notes,
	6.875%, 11/15/37	B2	780
			2,900

Retail - .77%
1,775	JoAnn Stores Holdings, Inc., Senior Notes,
	9.75%, 10/15/19 (g)	Caa1	1,775

Satellites - 3.31%
670	Gogo Intermediate Holdings, LLC, Senior Notes,
	12.50%, 7/01/22 (g)	B2	754
810	Hughes Satellite Systems, Inc., Senior Notes,
	6.625%, 08/01/26	B3	810
775	Hughes Satellite Systems, Inc., Senior Notes,
	7.625%, 06/15/21	B3	832
705	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.25%, 10/15/20	Caa2	652
695	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.50%, 04/01/21	Caa2	629
1,810	Intelsat Jackson Holdings Ltd., Senior Notes,
	9.50%, 09/30/22 (g)	B1	2,059
480	Intelsat Jackson Holdings Ltd., Senior Notes,
	9.75%, 07/15/25 (g)	Caa2	448
520	Iridium Communications, Inc., Senior Notes,
	10.25%, 04/15/23 (g)	Caa1	536
450	Telesat Canada
	8.875%, 11/15/24 (g)	B3	494
440	Viasat, Inc., Senior Notes,
	5.625%, 09/15/25 (g)	B3	423
			7,637

Services - 4.88%
700	Advanced Disposal Services, Inc., Senior Notes,
	5.625%, 11/15/24 (g)	B3	707
200	Ashtead Capital, Inc., Senior Notes,
	4.125%, 08/15/25 (g)	Ba2	192
200	Ashtead Capital, Inc., Senior Notes,
	4.375%, 08/15/27 (g)	Ba2	190
440	Booz Allen Hamilton, Inc., Senior Notes,
	5.125%, 05/01/25 (g)	B1	429
550	Brand Energy & Infrastructure Services, Inc., Senior Notes,
	8.50%, 07/15/25 (g)	Caa2	574
215	Gartner, Inc., Senior Notes,
	5.125%, 04/01/25 (g)	B1	214
655	H&E Equipment Services, Senior Notes,
	5.625%, 09/01/25	B2	662
2,020	Laureate Education, Inc., Senior Notes,
	8.25%, 05/01/25 (g)	Caa1	2,166
843	Prime Security Services Borrower, LLC, Senior Notes,
	9.25%, 05/15/23 (g)	B3	914
950	Ritchie Bros. Auctioneers Inc., Senior Notes,
	5.375%, 01/15/25 (g)	B2	950
225	Sabre GLBL, Inc., Senior Notes,
	5.375%, 04/15/23 (g)	Ba2	227
480	Travelport Corporation, Senior Notes,
	6%, 3/15/26 (g)	B1	482
575	United Rentals (North America), Inc., Senior Notes,
	4.875%, 01/15/28	Ba3	555
435	United Rentals (North America), Inc., Senior Notes,
	5.50%, 05/15/27	Ba3	439
430	Vantiv, LLC, Senior Notes,
	3.875%, 11/15/25 (g)(GBP)	B1	594
200	Vantiv, LLC, Senior Notes,
	4.375%, 11/15/25 (g)	B1	193
375	Waste Pro USA, Inc., Senior Notes,
	5.50%, 02/15/26 (g)	B3	370
450	Weight Watchers International, Inc., Senior Notes,
	8.625%, 12/01/25 (g)	B3	479
680	West Corporation, Senior Notes,
	8.50%, 10/15/25 (g)	B3	658

250	Wrangler Buyer Corporation, Senior Notes,
	6%, 10/01/25 (g)	Caa1	246
			11,241

Supermarkets - .69%
725	Albertsons Companies, LLC, Senior Notes,
	6.625%, 06/15/24	B3	651
325	Albertsons Companies, LLC, Senior Notes,
	7.45%, 08/01/29	(e)	257
200	Albertsons Companies, LLC, Senior Notes,
	8%, 05/01/31	(e)	164
400	Iceland Bondco, plc, Senior Notes,
	4.625%, 03/15/25 (GBP)	B2	509
			1,581

Utilities - 3.56%
535	AES Corporation, Senior Notes,
	5.125%, 09/01/27	Ba2	543
635	AES Corporation, Senior Notes,
	5.50%, 03/15/24	Ba2	665
400	AES Corporation, Senior Notes,
	6%, 05/15/26	Ba2	423
775	DPL Inc., Senior Notes,
	7.25%, 10/15/21	Ba3	839
95	Dynergy, Inc., Senior Notes,
	8%, 01/15/25 (g)	B3	103
530	Dynergy, Inc., Senior Notes,
	8.125%, 01/30/26 (g)	B3	585
495	NRG Energy, Inc., Senior Notes,
	5.75%, 01/15/28 (g)	B1	485
1,340	NRG Energy, Inc., Senior Notes,
	6.625%, 01/15/27	B1	1,370
2,145	NRG Energy, Inc., Senior Notes,
	7.25%, 05/15/26	B1	2,268
450	TerraForm Global Operating, LLC, Senior Notes
	6.125%, 03/01/26 (g)	Ba3	453
190	Terraform Power Operating, Senior Notes,
	4.25%, 01/31/23 (g)	B2	183
290	Terraform Power Operating, Senior Notes,
	5%, 01/31/28 (g)	B2	275
			8,192

Wireless Communications - 4.65%
200	Digicel Group Limited, Senior Notes,
	6%, 4/15/21 (g)	B1	186
830	Digicel Group Limited, Senior Notes,
	8.25%, 09/30/20 (g)	Caa1	712
770	MTN (Mauritius) Investments, Ltd., Senior Notes,
	6.50%, 10/13/26	Ba1	817
1,400	SoftBank Group Corporation, Senior Notes,
	5.125%, 09/19/27	Ba1	1,318
765	Sprint Capital Corporation, Senior Notes,
	8.75%, 03/15/32	B3	799
1,000	Sprint Communications, Inc., Senior Notes,
	7%, 08/15/20	B3	1,042
1,500	Sprint Corporation, Senior Notes,
	7.25%, 09/15/21	B3	1,551
810	Sprint Corporation, Senior Notes,
	7.625%, 3/01/26	B3	791
325	TBG Global Pte. Ltd., Senior Notes,
	5.25%, 02/10/22	(e)	332
885	T-Mobile, USA, Inc., Senior Notes,

	4%, 04/15/22	Ba2	879
865	T-Mobile, USA, Inc., Senior Notes,
	4.75%, 2/01/28	Ba2	831
465	T-Mobile, USA, Inc., Senior Notes,
	5.375%, 04/15/27	Ba2	469
760	T-Mobile, USA, Inc., Senior Notes,
	6.50%, 01/15/26	Ba2	807
180	VB-S1 Issuer LLC, Senior Notes,
	6.901%, 06/15/46 (g)	(e)	185
			10,719
	Total Corporate Debt Securities (Total cost of $300,282)		298,090

CONVERTIBLE DEBT SECURITIES - .13% (d)(f)
Gaming - .13%
170	Caesar’s Entertainment Corporation, Senior Convertible Notes,
	5%, 10/01/24	(e)	296

	Total Convertible Debt Securities (Total cost of $316)		296

BANK DEBT SECURITIES - 5.36% (d)(f)
Automotive - .35%
805	Truck Hero, Inc., 6.222%, 04/22/24	B1	809

Chemicals - .28%
645	PQ Corporation, 4.291%, 02/08/25	B2	647

Energy - .44%
975	Felix Energy LLC, 7.90%, 08/09/22,
	Acquisition Date 08/09/17, Cost $965 (i)(j)	(e)	965
133	Hercules Offshore Inc., Bankruptcy Claim,
	10.50%, 05/06/20 (a)(b)(i)	(e)	56
			1,021

Entertainment & Leisure - .35%
810	Formula One Management Limited, 4.377%, 02/01/24	B2	808

Gaming - .28%
650	Scientific Games International, Inc., 4.722%, 08/14/24	Ba3	652

Health Care - 1.13%
520	Amneal Pharmaceuticals LLC, 5.79%, 03/23/25	B1	520
805	MPH Acquistion Holdings LLC, 5.052%, 06/07/23	B1	808
810	Wink Holdco, Inc., 4.38%, 12/02/24	B2	806
470	Wink Holdco, Inc., 8.13%, 12/01/25	Caa1	469
			2,603

Informational Technologies - 1.37%
805	CCC Information Services Inc., 4.88%, 04/29/24	B2	807
160	SolarWinds Holdings, Inc., 5.03%, 02/05/24	B1	161
1,030	SS&C Technologies, Inc., 4.51%, 02/27/25	Ba3	1,035
1,135	Uber Technologies, Inc., 6.27%, 03/22/25	B2	1,139
			3,142

Manufacturing - .42%
975	Titan Acquisition Limited, 5.18%, 03/28/25	B2	973

Other Telecommunications - .35%
800	Cologix Holdings Inc., 4.861%, 03/20/24	B2	799

Services - .39%
250	Kronos, Inc., 4.88%, 11/01/23	B2	251
645	Weight Watchers International, Inc., 6.446%, 11/29/24	Ba3	652
			903

	Total Bank Debt Securities (Total cost of $12,417)		12,357

Shares
PREFERRED STOCK - 1.89% (d)(f)
Energy - 1.09%
2,250	Targa Resources Corp., Series A, Convertible, 9.50%,
	Acquisition Date 10/26/17, Cost $2,520(j)	(e)	2,498

Healthcare - .29%
11,350	Becton, Dickinson and Company, Series A,
	Convertible, 6.125%	(e)	663

Utilities - .51%
11,750	NextEra Energy, Inc., Equity Unit, 6.123%	(e)	677
4,914	Sempra Energy, Convertible, 6%	(e)	503
			1,180

	Total Preferred Stock (Total cost of $4,190)		4,341

COMMON STOCK - 1.22% (d)(f)
40,285	Archrock, Inc		352
47,597	Caesars Entertainment Corporation, (c)		535
25,800	Constellium N.V., Class A (c)		280
6,750	Frontera Energy Corporation (c)		189
17,148	Frontera Energy Corporation (c)(CAD)		479
4,150	Liberty Broadband Corporation, Series A (c)		352
10,300	T-Mobile US, Inc. (c)		629
			2,816

	Total Common Stock (Total cost of $4,102)		2,816

Principal
Amount/Units
SHORT-TERM INVESTMENTS - 3.28% (d)(f)
$7,556	Manahattan Asset Funding Company LLC,
	Commercial Paper Due 04/02/18,
	Discount of 1.70% (g)	P-1	7,556

	Total Short-Term Investments (Total cost of $7,556)		7,556

	TOTAL INVESTMENTS - 141.28% (d) (Total cost of $328,863)		325,456

	CASH AND OTHER ASSETS LESS LIABILITIES - (41.28)% (d)		(95,097)

	NET ASSETS - 100.00%		$230,359

(a)    Denotes income is not being accrued.

(b)    Denotes issuer is in bankruptcy proceedings.

(c)     Non-income producing.

(d)    Percentages indicated are based on total net assets to common shareholders of $230,359.

(e)     Not rated.

(f)      All of the Fund’s investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g)     Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.  Unless otherwise noted, 144A Securities are deemed to be liquid.  See Note 1 of the Note to Schedule of Investments for valuation policy.  Total market value of Rule 144A securities amounted to $194,299 as of March 31, 2018.

(h)    Perpetual security with no stated maturity date.

(i)        Level 3 in fair value hierarchy. See Note 1.

(j)       Security cannot be offered for public resale without first being registered under the Securities Act of 1933 (restricted security). Total market value of restricted securities (excluding Rule 144A securities) amounted to $3,463 or 1.50% of total net assets as of March 31, 2018.

(CAD) Canadian Dollar

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of March 31, 2018 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)

HSBC Bank	4/20/18	GBP	17	$24	$24	$—

Citibank	4/20/18	GBP	(1,030)	1,455	1,446	9

Citibank	4/20/18	GBP	(1,026)	1,449	1,440	9

State Street Bank	4/20/18	CAD	89	69	69	—

Citibank	4/20/18	CAD	(741)	596	575	21

Citibank	5/18/18	EUR	256	316	315	1

Bank of America	5/18/18	EUR	(255)	314	315	(1)

Bank of America	5/18/18	EUR	(297)	366	367	(1)

Citibank	5/18/18	EUR	(246)	303	303	—

Citibank	5/18/18	EUR	(224)	276	276	—

Citibank	5/18/18	EUR	(246)	304	304	—

Citibank	5/18/18	EUR	(246)	304	304	—

Citibank	5/18/18	EUR	(246)	304	304	—

Net unrealized gain on open forward currency exchange contracts						$38

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2018 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2018 (Unaudited)

arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2018 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$309,722	1,021	$310,743
Preferred Stock
Energy	—	2,498	—	2,498
Health Care	663	—	—	663
Utilities	1,180	—	—	1,180
Common Stock
Cable	352	—	—	352
Energy	1,020	—	—	1,020
Gaming	535	—	—	535
Metals & Mining	280	—	—	280
Wireless Communications	629	—	—	629
Short-Term Investments	—	7,556	—	7,556
Total Investments	$4,659	$319,776	$1,021	$325,456

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments
March 31, 2018 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$38	$—	$38

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The Fund owned two Level 3 securities at March 31, 2018. They are identified on the Schedule of Investments with a footnote (i) and have a value of $1,021,000. The value was determined by the Valuation Committee of the Fund’s investment advisor, T. Rowe Price, under procedures approved by the Board of Directors. The techniques used to arrive at this valuation take into account the occurrence of company specific or industry events, liquidity, broker coverage and other market factors.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Value (000’s)
Balance, December 31, 2017	$1,136
Net purchases/(sales)	(96)
Change in unrealized appreciation (depreciation)	(40)
Realized gain (loss)	21
Balance, March 31, 2018	$1,021

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the three months ended March 31, 2018, the Fund recognized no transfers between Levels 1 and 2.

Item 2.

(a)   The registrant’s President and Treasurer has concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on her evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	May 22, 2018

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	May 22, 2018